ACQUISITIONS - Intangible Assets Acquired by Viessmann Climate Solutions (Details) - VCS Business $ in Millions	Jan. 02, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Acquired	$ 6,645
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	17 years
Intangible Assets Acquired	$ 4,787
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Acquired	$ 1,051
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	40 years
Intangible Assets Acquired	$ 679
Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year
Intangible Assets Acquired	$ 123
Other
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	50 years
Intangible Assets Acquired	$ 5